Investments And Other Non-Current Assets	12 Months Ended
Dec. 31, 2011
Investments And Other Non-Current Assets [Abstract]
Investments And Other Non-Current Assets

7. Investments and Other Non-current Assets

As of December 31, 2011 the Company had invested in four affiliated companies which it currently does not control, but in which it exercises significant influence over operations and financial position. These investments are accounted for under the equity method, which means that a proportional share of the affiliated company's net income increases the investment, and a proportional share of losses and payment of dividends decreases it. In the Consolidated Statements of Income, the proportional share of the affiliated company's net income (loss) is reported as "Equity in earnings of affiliates". The Company is applying deposit accounting for an insurance arrangement. For additional information on derivatives see Note 3.

DECEMBER 31	2011	2010

Investments in affiliated companies	$21.0	$21.4
Deferred tax assets	162.1	151.9
Income tax receivables	33.2	—
Derivative assets	15.1	9.3
Long-term interest bearing deposit (insurance arrangement)	22.6	22.6
Other non-current assets	25.6	22.9

Investments and other non-current assets	$279.6	$228.1

The most significant investments in affiliated companies and the respective percentage of ownership are:

COUNTRY	Ownership %	Company name

France	49%	EAK SA Composants pour L'Industrie Automobile
France	49%	EAK SNC Composants pour L'Industrie Automobile
Malaysia	49%	Autoliv-Hirotako Safety Sdn Bhd (parent and subsidiaries)
China	30%	Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.